Other gains, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency exchange gains/(losses)	¥ (22,103)	¥ (1,721)	¥ 4,005
Gains on disposal of property, plant and equipment and intangible assets, net	47,309	16,430	22,993
Government grants	60,449	28,946	26,788
Other income from business cooperation arrangements with Yusheng	48,102	0	0
Gains from guarantee liabilities	2,462	0	0
VAT Refund	71,505	0	0
Others	(26,610)	(12,079)	17,195
Other Gains, Net	¥ 181,114	¥ 31,576	¥ 70,981